Convertible Senior Notes	12 Months Ended
Dec. 31, 2013
Convertible Senior Notes
Convertible Senior Notes

9. Convertible Senior Notes

In December 2013, the Company issued $135,000,000 in aggregate principal amount of 2.75% Convertible Senior Notes due 2018 (the “Notes”). The Notes can be converted into the Company’s American Depositary Shares (“ADSs”), each representing one ordinary share of E-House, par value $0.001 per share (the “ordinary shares”), at the option of the holders, based on an initial conversion rate of 59.5380 of the Company’s ADSs per $1,000 principal amount of Notes ($16.80 per ADS). Holders of the Notes will have the right to require the Company to repurchase for cash all or part of their Notes on December 15, 2016 or upon the occurrence of certain fundamental changes at a repurchase price equal to 100% of the principal amount of the Notes to be repurchased, plus accrued and unpaid interest to, but excluding, the repurchase date. The Notes will bear interest at a rate of 2.75% per year, payable semiannually in arrears on June 15 and December 15 of each year, beginning on June 15, 2014. The Notes will mature on December 15, 2018, unless previously repurchased or converted in accordance with their terms prior to such date.

The net proceeds from the Notes offering were $130,073,430, after deducting discounts to the initial purchaser of $3,375,000 and debt issuance costs of $1,551,570. Debt issuance costs are recorded as deferred assets and debt discounts are recorded as a direct deduction from the face amount of Convertible Senior Notes, and they are amortized as interest expenses, using the effective interest method, to the first put date of the Notes (December 15, 2016).

In connection with the offering, the Company also used $44,999,998 of the net proceeds from the offering to enter into a zero-strike call option (the “Call Option”), covering 3,482,972 ADSs, with an affiliate of the initial purchaser (the “option counterparty”). The Call Option is in substance a prepaid forward contract and is intended to facilitate privately negotiated transactions by which investors in the Notes will hedge their investment in the Notes. The Call Option expires on the maturity date of the Notes and requires physical settlement. However, at expiration or when the Call Option is unwound, the Company has the right to choose cash settlement.

The Company recorded the Notes as a liability in their entirety, and the conversion feature or any other feature does not need to be bifurcated and accounted for separately. The Call Option was deemed as a prepaid forward to purchase the Company’s own shares and was classified in permanent equity at its fair value at inception, recorded as a reduction to equity in the consolidated balance sheet. The shares underlying the Call Option are included in the basic and diluted EPS calculation given that it is uncertain whether the Call Option will be physically settled and the shares will ultimately be repurchased back.

As of December 31, 2013, none of the Notes had been converted yet.